Note 13 - Retirement and Pension Plans (Details) - Amounts Recognized in Accumulated Other Comprehensive Income - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Amounts Recognized in Accumulated Other Comprehensive Income [Abstract]
Net actuarial loss	¥ 371,122	¥ 241,275
Obligation at transition	365	734
Total	¥ 371,487	¥ 242,009